Regulatory Capital Requirements (Risk-Adjusted Capital Amounts And Ratios, United States Of America) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
MUB [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	$ 12,990		$ 10,362
Tier I capital (to risk-weighted assets): Actual amount	11,274		9,192
Tier I capital (to quarterly average assets): Actual amount	11,274	[1]	9,162	[1]
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	6,970		6,294
Tier I capital (to risk-weighted assets): Amount for capital adequacy purposes	3,485		3,147
Tier I capital (to quarterly average assets): Amount for capital adequacy purposes	4,051	[1]	3,498	[1]
Total capital (to risk-weighted assets): Actual ratio	14.91%		13.17%
Tier I capital (to risk-weighted assets): Actual ratio	12.94%		11.68%
Tier I capital (to quarterly average assets): Actual ratio	11.13%	[1]	10.51%	[1]
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%		8.00%
Tier I capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.00%		4.00%
Tier I capital (to quarterly average assets): Ratio for capital adequacy purposes	4.00%	[1]	4.00%	[1]
Total capital (to risk-weighted assets): Amount required to be "well capitalized"	8,713		7,867
Tier I capital (to risk-weighted assets): Amount required to be "well capitalized"	5,228		4,720
Tier I capital (to quarterly average assets): Amount required to be "well capitalized"	5,063	[1]	4,373	[1]
Total capital (to risk-weighted assets): Ratio OCC requires to be "well capitalized"	10.00%		10.00%
Tier I capital (to risk-weighted assets): Ratio OCC required to be "well capitalized"	6.00%		6.00%
Tier I capital (to quarterly average assets): Ratio OCC required to be "well capitalized"	5.00%	[1]	5.00%	[1]
MUAH [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount	13,499		11,048
Tier I capital (to risk-weighted assets): Actual amount	11,471		9,864
Tier I capital (to quarterly average assets): Actual amount	11,471	[1]	9,864	[1]
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	7,393		6,628
Tier I capital (to risk-weighted assets): Amount for capital adequacy purposes	3,696		3,314
Tier I capital (to quarterly average assets): Amount for capital adequacy purposes	$ 4,073	[1]	$ 3,531	[1]
Total capital (to risk-weighted assets): Actual ratio	14.61%		13.34%
Tier I capital (to risk-weighted assets): Actual ratio	12.41%		11.91%
Tier I capital (to quarterly average assets): Actual ratio	11.27%	[1]	11.18%	[1]
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	8.00%		8.00%
Tier I capital (to risk-weighted assets): Ratio for capital adequacy purposes	4.00%		4.00%
Tier I capital (to quarterly average assets): Ratio for capital adequacy purposes	4.00%	[1]	4.00%	[1]

[1]	Excludes certain intangible assets.